Summary of Share Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options1	Dec. 31, 2012 Stock Options 2	Dec. 31, 2012 Stock Options 3	Dec. 31, 2012 Stock Options 4	Dec. 31, 2012 Stock Options 5	Dec. 31, 2012 Stock Options 6	Dec. 31, 2012 Stock Options 7	Dec. 31, 2012 Stock Options 8	Dec. 31, 2012 Stock Options 9	Dec. 31, 2012 Stock Options 10	Dec. 31, 2012 Stock Options 11	Dec. 31, 2012 Stock Options 13	Dec. 31, 2012 Stock Options 14	Dec. 31, 2012 Stock Options 15	Dec. 31, 2012 Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date					Dec. 15, 2006	Apr. 01, 2007	Apr. 01, 2008	Dec. 20, 2008	Sep. 01, 2009	Dec. 23, 2009	Aug. 01, 2010	Sep. 15, 2010	Nov. 19, 2010	Apr. 29, 2011	Jun. 27, 2011	Oct. 07, 2011	Nov. 11, 2011	Nov. 22, 2011	Dec. 13, 2012
Number outstanding	81,384,833	80,477,703	84,974,660	66,120,217	6,529,500	6,246,270	7,194,000	3,381,250	537,500	21,307,727	13,802,998	4,932,835	400,000	200,000	8,240,753	500,000	400,000	70,000	7,642,000
Weighted average remaining contractual term					4 years	4 years 3 months 29 days	5 years 3 months 29 days	6 years	6 years 9 months	7 years	7 years 9 months	7 years 9 months	7 years 10 months 17 days	8 years 3 months 29 days	8 years 5 months 27 days	8 years 9 months 7 days	8 years 10 months 2 days	8 years 10 months 21 days	9 years 11 months 12 days
Exercise price per option					$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.50	$ 0.50	$ 0.65	$ 0.65	$ 1.24	$ 0.43	$ 0.43	$ 0.65	$ 0.43	$ 0.43	$ 0.41
Aggregate intrinsic value as of December 31, 2012	$ 3,087				$ 823	$ 787	$ 906	$ 426											$ 145
Number exercisable	55,601,634				6,529,500	6,246,270	7,194,000	3,381,250	430,000	16,391,357	8,467,514	2,959,701	200,000	83,333	3,090,282	500,000	108,333	20,093
Weighted average remaining contractual term					4 years	4 years 3 months 29 days	5 years 3 months 29 days	6 years	6 years 9 months	7 years	7 years 9 months	7 years 9 months	7 years 10 months 17 days	8 years 3 months 29 days	8 years 5 months 27 days	8 years 9 months 7 days	8 years 10 months 2 days	8 years 10 months 21 days	9 years 11 months 12 days
Exercise price per option					$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.50	$ 0.50	$ 0.65	$ 0.65	$ 1.24	$ 0.43	$ 0.43	$ 0.65	$ 0.43	$ 0.43	$ 0.41
Aggregate intrinsic value as of December 31, 2012	$ 2,942				$ 823	$ 787	$ 906	$ 426